Revenue from Contracts with Customers (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
2. Revenue from Contracts with Customers

The Company records revenue from contracts with customers in accordance with Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“Topic 606”). Under Topic 606, the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when the Company satisfies a performance obligation.

Significant judgments that affect the amounts and timing of revenue recognition:

The Company’s analysis of the timing of revenue recognition of each revenue stream is based on the provisions of each respective contract. Performance obligations could, however, change from time to time if and when existing contracts are modified or new contracts are entered into. These changes could potentially affect the timing of satisfaction of performance obligations, the determination of the transaction price, and the allocation of the price to performance obligations. In the case of the revenue streams discussed below, the performance obligation is satisfied either at a point in time or over time. The judgments outlined below, where the determination as to these factors is discussed in detail, are continually reviewed and monitored by the Company when new contracts or contract modifications occur. Transaction price is in all instances formulaic and not subject to significant (or any) judgment at the current time.

The Company’s assessment of the recognition of these revenues is as follows:

Revenue from contracts with customers includes commissions, fees earned from affiliated entities pursuant to research services agreements, underwriting fees, and sales manager fees.

Commissions

Brokerage commissions. Acting as agent, the Company buys and sells securities on behalf of its customers. Commissions are charged on the execution of these securities transactions made on behalf of client accounts and are negotiated. The Company recognizes commission revenue when the related securities transactions are executed on the trade date. The Company believes that the performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon, and the risks and rewards of ownership have been transferred to/from the customer. Commissions earned are typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Hard dollar payments. The Company provides research services to unrelated parties, for which direct payment is received. The company may, or may not, have contracts for such services. Where a contract for such services is in place, the contractual fee for the period is recognized ratably over the contract period, which is considered the period over which the Company satisfies its performance obligation. For payments where no research contract exists, revenue is not recognized until agreement is reached with the client at which time the performance obligation is considered to have been met and revenue is recognized.

Commission revenues are impacted by the perceived value of the research product provided to clients, the volume of securities transactions, and the acquisition or loss of new client relationships.

Fees earned from affiliated entities pursuant to research services agreements

The Company receives direct payments for research services provided to related parties pursuant to contracts. The contractual fee for the period is fixed and recognized ratably over the contract period, typically a calendar year, which is considered the period over which the Company satisfies its performance obligation. Payments for contracts with affiliated parties are collected monthly.

Underwriting fees

Underwriting fees. The Company acts as underwriter in an agent capacity. Revenues are earned from fees arising from these offerings and the terms are set forth in contracts between the underwriters and the issuer. The Company’s underwriting revenue is considered to be conditional revenue because it is subject to reduction to zero once the offsetting syndicate expenses have been quantified by the syndicate manager (i.e., lead underwriter) and allocated to each underwriter in proportion to their participation in the offering. Revenue recognition is therefore delayed until it is probable that a significant reversal in the amount of revenue recognized will not occur. That is, it is recognized only when uncertainty associated with the syndicate expenses is subsequently resolved and final settlement of syndicate accounts is affected by the syndicate manager. Payment is typically received from the syndicate manager within ninety days after settlement date.

Selling concessions. The Company participates as a member of the selling group of underwritten equity offerings and receives compensation based on the difference between what its customers pay for the securities sold to its institutional clients and what the issuer receives. The terms of the selling concessions are set forth in contracts between the Company and the underwriter. Revenue is recognized on the trade date (the date on which the Company purchases the securities from the issuer) for the portion the Company is contracted to buy. The Company believes that the trade date is the appropriate point in time to recognize revenue for securities underwriting transactions as there are no significant actions the Company needs to take subsequent to this date, and the issuer obtains the control and benefit of the capital markets offering at this point. Selling concessions earned are typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Sales manager fees

The Company participates as sales manager of at-the-market offerings of certain affiliated closed-end funds and receives a tiered percentage of proceeds as stipulated in agreements between the Company, the funds and the funds’ investment adviser. The Company recognizes sales manager fees upon sale of the related closed-end funds. Sales manager fees earned are fixed and typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Revenue Disaggregated

Total revenues from contracts with customers by type were as follows for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
Commissions	$936,784	$1,426,235
Hard dollar payments	102,159	109,010
	1,038,943	1,535,245
Research services	-	377,500
Underwriting fees	30,488	-
Sales manager fees	334,825	-
	$1,404,256	$1,912,745

C. Revenue from Contracts with Customers

The Company records revenue from contracts with customers in accordance with Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“Topic 606”).  Under Topic 606, the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when the Company satisfies a performance obligation.

Significant judgments that affect the amounts and timing of revenue recognition:

The Company’s analysis of the timing of revenue recognition of each revenue stream is based on the provisions of each respective contract. Performance obligations could, however, change from time to time if and when existing contracts are modified or new contracts are entered into. These changes could potentially affect the timing of satisfaction of performance obligations, the determination of the transaction price, and the allocation of the price to performance obligations. In the case of the revenue streams discussed below, the performance obligation is satisfied either at a point in time or over time. The judgments outlined below, where the determination as to these factors is discussed in detail, are continually reviewed and monitored by the Company when new contracts or contract modifications occur. Transaction price is in all instances formulaic and not subject to significant (or any) judgment at the current time.

The Company’s assessment of the recognition of these revenues is as follows:

Revenue from contracts with customers includes commissions, fees earned from affiliated entities pursuant to research services agreements, underwriting fees and sales manager fees.

Commissions

Brokerage commissions. Acting as agent, the Company buys and sells securities on behalf of its customers.  Commissions are charged on the execution of these securities transactions made on behalf of client accounts and are negotiated. The Company recognizes commission revenue when the related securities transactions are executed on trade date. The Company believes that the performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership have been transferred to/from the customer. Commissions earned are typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Hard dollar payments. The Company provides research services to unrelated parties, for which direct payment is received.  The company may, or may not, have contracts for such services.  Where a contract for such services is in place, the contractual fee for the period is recognized ratably over the contract period, which is considered the period over which the Company satisfies its performance obligation. For payments where no research contract exists, revenue is not recognized until agreement is reached with the client at which time the performance obligation is considered to have been met and revenue is recognized.

Commission revenues are impacted by the perceived value of the research product provided to clients, the volume of securities transactions and the acquisition or loss of new client relationships.

Fees earned from affiliated entities pursuant to research services agreements

The Company receives direct payments for research services provided to related parties pursuant to contracts. The contractual fee for the period is fixed and recognized ratably over the contract period, typically a calendar year, which is considered the period over which the Company satisfies its performance obligation. Payments for contracts with affiliated parties are collected monthly.

Underwriting fees

Underwriting fees. The Company acts as underwriter in an agent capacity.  Revenues are earned from fees arising from these offerings and the terms are set forth in contracts between the underwriters and the issuer.  The Company’s underwriting revenue is considered to be conditional revenue because it is subject to reduction to zero once the offsetting syndicate expenses have been quantified by the syndicate manager (i.e., lead underwriter) and allocated to each underwriter in proportion to their participation in the offering.  Revenue recognition is therefore delayed until it is probable that a significant reversal in the amount of revenue recognized will not occur.  That is, it is recognized only when uncertainty associated with the syndicate expenses is subsequently resolved and final settlement of syndicate accounts is affected by the syndicate manager.  Payment is typically received from the syndicate manager within ninety days after settlement date.

Selling concessions. The Company participates as a member of the selling group of underwritten equity offerings and receives compensation based on the difference between what its customers pay for the securities sold to its institutional clients and what the issuer receives. The terms of the selling concessions are set forth in contracts between the Company and the underwriter. Revenue is recognized on the trade date (the date on which the Company purchases the securities from the issuer) for the portion the Company is contracted to buy.  The Company believes that the trade date is the appropriate point in time to recognize revenue for securities underwriting transactions as there are no significant actions the Company needs to take subsequent to this date, and the issuer obtains the control and benefit of the capital markets offering at this point. Selling concessions earned are typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Sales manager fees

The Company participates as sales manager of at-the-market offerings of certain affiliated closed-end funds and receives a tiered percentage of proceeds as stipulated in agreements between the Company, the funds and the funds’ investment adviser. The Company recognizes sales manager fees upon sale of the related closed-end funds.  Sales manager fees earned are fixed and typically collected from the clearing brokers utilized by the Company on a daily or weekly basis.

Total revenues from contracts with customers by type were as follows for the years ended December 31, 2019 and 2018:

	2019	2018
Commissions	$5,903,200	$5,349,348
Hard dollar payments	472,875	805,219
	6,376,075	6,154,567
Research services	1,502,500	2,030,000
Underwriting fees	431,114	102,931
Sales manager fees	733,422	15,616
	$9,043,111	$8,303,114